Business combination - Fair value of the assets acquired and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 06, 2022
Net tangible assets acquired:
Goodwill	$ 2,194,324	$ 2,649,281	$ 2,649,307
Shopline Group
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits				$ 210,030
-Accounts receivables				12,840
-Right-of-use assets, net				12,192
-Prepayments and other current assets				27,286
-Property and equipment, net				2,474
Accrued liabilities and other liabilities				(113,928)
Lease liabilities				(12,230)
Deferred revenue				(20,336)
Deferred tax liabilities				(28,800)
Goodwill				708,471
Non-controlling interests				(222,741)
Mezzanine Equity				(20,000)
Total				699,810
Trademark
Net tangible assets acquired:
Estimated useful lives	10 years
Trademark | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired				144,000
Software | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired				298
Domain names | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired				$ 254